Royalty Agreement (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Research and Development [Abstract]
Date of License Agreement			Apr. 04, 2017		Apr. 04, 2017
Royaly Percentage			0.08
Minimum Royalty per month			$ 10,000		$ 10,000
Royalty Expense	$ 30,000		$ 90,000